SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of presentation of the Financial Statements
Basis of presentation of the Financial Statements

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the "SEC") regarding interim financial reporting. Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited interim consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on 20-F for the fiscal year ended December 31, 2022, filed with the SEC on March 15, 2023 (the "Annual Report"). The interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year.

There have been no changes to the significant accounting policies described in the Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes.

Use of estimates
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates.

On an ongoing basis, the Company's management evaluates its estimates, including those related to sales allowances and allowance for credit losses, fair value of intangible assets and goodwill, useful lives of intangible assets, fair value of share-based awards, realizability of deferred tax assets, tax uncertainties, marketable securities and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable which are the basis for making judgments about the carrying values of the Company’s assets and liabilities.

Revenue recognition
Revenue recognition

The Company applies the provisions of Accounting Standards Codification 606, Revenue from Contracts with Customers ("ASC 606" or "Topic 606").

The Company applies the practical expedient for incremental costs of obtaining contracts when the associated revenue is recognized over less than one year.

The Company generates revenue primarily from two major sources:

Display Advertising Revenue (“Advertising”) - the Company generates advertising revenue from delivering high impact ad formats through different channels – display, social and video/CTV, creatively designed to capture consumer attention and drive engagement, across a hand-picked portfolio of websites and mobile applications. The Company also generates advertising revenue from content optimization solutions and services, which are recognized once the advertisement partners serve their advertisement across owned and operated properties as well as those of the Company publishers. In addition, the Company generates revenue from the use of its platform in online media channels which connects video and display advertisements derived from advertising partners to advertising inventory available within its publisher’s network.

Search Advertising Revenue (“Search Monetization”) - the Company obtains its search revenue from service agreements with its search partners. Search revenue is generated primarily from monthly transaction volume-based fees earned by the Company for making its applications available to online publishers and app developers on a revenue share basis relative to the revenue generated by the search partners.

For more disaggregated information of revenue refer to Note 11.

The Company’s payments terms are less than one year. Therefore, no finance component is recognized.

The Company evaluates whether Advertising Revenue and Search Monetization should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to publishers. In making that evaluation, the Company considers whether it controls the promised good or service before transferring that good or service to the customer. The Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, whether it changes the products or performs part of the service, whether the Company has discretion in establishing prices and whether it controls the underlying advertising space. The evaluation of these factors is subject to significant judgment and subjectivity.

Generally, in cases in which the Company controls the specified good or service before it is transferred to a customer, revenue is recorded on a gross basis.

Contract balances are presented separately on the consolidated balance sheets as either Accounts receivable or Deferred revenue. The Company does not have contract assets.

Accounts receivable includes amounts billed and currently due from customers.

Deferred revenue are recorded when payments are received from customers in advance of the Company's rendering of services.

Fair value of financial instruments
Fair value of financial instruments

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company measures its marketable securities, foreign currency derivative contracts and earn-out considerations at fair value. Marketable securities and foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Company's earn-out considerations were classified within Level 3.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

•	Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the market place.
•
Level 3 - Unobservable inputs which are supported by little or no market activity, and unobservable inputs based on the Company's own assumptions used to measure liabilities at fair value. The inputs require significant management judgment or estimation.

Marketable Securities
Marketable Securities

Marketable securities currently are comprised of debt securities. We determine the appropriate classification of marketable securities at the time of purchase and re-evaluate such designation at each balance sheet date. In accordance with FASB ASC No. 320, “Investment Debt Securities”, we classify marketable securities as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity, net of taxes. Realized gains and losses on sales of marketable securities, as determined on a specific identification basis, are included in finance income, net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in finance income, net. The Company has classified all marketable securities as short-term, even though the stated maturity date may be one year or more beyond the current balance sheet date, because it is probable that the Company will sell these securities prior to maturity to meet liquidity needs or as part of risk versus reward objectives.

At each reporting period, the Company evaluates whether declines in fair value below amortized cost are due to expected credit losses, as well as the Company’s ability and intent to hold the investment until a forecasted recovery occurs in accordance with ASC 326, Financial Instrument - Credit losses. Allowance for credit losses on available-for-sale marketable securities are recognized in the Company’s consolidated statements of operations, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders’ equity.

The Company did not recognize an allowance for credit losses on marketable securities for the period ended June 30, 2023.

Recent Accounting Pronouncements not yet adopted
Recent Accounting Pronouncements not yet adopted

In October 2021 the FASB ASU 2021-08, Topic 805 “Business Combinations” – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in this update require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. To achieve this, an acquirer may assess how the acquiree applied Topic 606 to determine what to record for the acquired revenue contracts. The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and early adoption is permitted. The adoption of the new guidance will have an immaterial impact on its consolidated financial statements. The Company adopted ASU 2021-08 on January 1, 2023, and the adoption has an immaterial impact on its consolidated financial statements.